Stockholders' Deficit (Details 7) (USD $)	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended																												12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Third Party [Member] Maximum [Member]	Dec. 31, 2010 Third Party [Member] Minimum [Member]	Dec. 31, 2010 Related Party [Member]	Dec. 31, 2010 Conversion Of Preferred Stock To Common Stock [Member]	Dec. 31, 2010 Conversion Of Convertible Debt [Member]	Dec. 31, 2010 Settlement Of Accounts Payable [Member]	Dec. 31, 2010 Settlement Of Accounts Payable [Member] Maximum [Member]	Dec. 31, 2010 Settlement Of Accounts Payable [Member] Minimum [Member]	Dec. 31, 2010 Settlement Of Accounts Payable [Member] Third Party [Member]	Dec. 31, 2010 Settlement Of Accounts Payable [Member] Third Party [Member] Maximum [Member]	Dec. 31, 2010 Settlement Of Accounts Payable [Member] Third Party [Member] Minimum [Member]	Dec. 31, 2010 Settlement Of Accounts Payable [Member] Related Party [Member]	Dec. 31, 2010 Future Services [Member] Third Party [Member] Maximum [Member]	Dec. 31, 2010 Future Services [Member] Third Party [Member] Minimum [Member]	Dec. 31, 2010 Contract Settlement In Connection With Lawsuit [Member]	Dec. 31, 2010 Extension Of Debt Maturity Date [Member]	Dec. 31, 2010 Extension Of Debt Maturity Date [Member] Maximum [Member]	Dec. 31, 2010 Extension Of Debt Maturity Date [Member] Minimum [Member]	Dec. 31, 2010 Unsecured Debt Offering Additional Interest Expense [Member]	Dec. 31, 2010 Reverse Recapitalization [Member]	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member] Minimum [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member] Third Party [Member]	Dec. 31, 2010 Common Stock [Member] Related Party [Member]	Dec. 31, 2010 Common Stock [Member] Conversion Of Convertible Debt [Member]	Dec. 31, 2010 Common Stock [Member] Settlement Of Accounts Payable [Member]	Dec. 31, 2010 Common Stock [Member] Settlement Of Accounts Payable [Member] Third Party [Member]	Dec. 31, 2010 Common Stock [Member] Settlement Of Accounts Payable [Member] Related Party [Member]	Dec. 31, 2010 Common Stock [Member] Common Stock and Warrants [Member]	Dec. 31, 2011 Common Stock [Member] Future Services [Member] Third Party [Member]	Dec. 31, 2010 Common Stock [Member] Future Services [Member] Third Party [Member]	Dec. 31, 2010 Common Stock [Member] Contract Settlement In Connection With Lawsuit [Member]	Dec. 31, 2010 Common Stock [Member] Extension Of Debt Maturity Date [Member]	Dec. 31, 2010 Common Stock [Member] Unsecured Debt Offering Additional Interest Expense [Member]	Dec. 31, 2010 Common Stock [Member] Reverse Recapitalization [Member]	Dec. 31, 2011 Common Stock [Member] Convertible Debt [Member]	Dec. 31, 2010 Common Stock [Member] Convertible Debt [Member]
Settlement of accounts payable and accrued expenses (1)	0															433,400			1,191,064			358,077								0							22,457,214	10,000,000		9,014,286	4,165,571	7,161,548	4,167,767	4,000,000	10,545,200	511,509	130,000	50,000	26,070,838
Conversion to common stock														$ 16,667	$ 1,033,500																$ 4,268,857	$ 1,033,500																		$ 254,062	$ 7,709
Conversion of preferred stock, quantity				16,666,600
Conversion of debt, quantity																																							7,708,906											254,061,743	7,708,906
Shares, Outstanding																																		605,930,613	118,649,439	26,000,000
Proceeds from issuance of common stock and warrants	285,760	0	875,000	1,503,569
Stock Issued During Period Value New Issues Total																									100,000	95,500			30,500
Stock Issued During Period Price Per Share Reverse Recapitalization																														$ 0
Stock Issued During Period Price Per Share Conversion Of Preferred Stock														$ 0.001
Stock Issued During Period Per Share Conversion Of Convertible Securities																																	$ 0.05
Stock Issued During Period Price Per Share Settlement Of Accounts Payable One																	$ 0.42	$ 0.05
Stock Issued During Period Price Per Share Settlement Of Accounts Payable Two																				$ 0.55	$ 0.05
Stock Issued During Period Price Per Share Settlement Of Accounts Payable Officer																						$ 0.05
Stock Issued During Period Per Share Cash and Warrants							$ 0.50			$ 0.27
Stock Issued During Period Price Per Share Services Rendered											$ 1.16	$ 0.05
Stock Issued During Period Price Per Share Services Rendered Officer													$ 0.53
Stock Issued During Period Price Per Share Services Prepaid Stock Compensation																							$ 1.16	$ 0.06
Stock Issued During Period Price Per Share Contract Settlement																									$ 0.2
Stock Issued During Period Price Per Share Debt Maturity Date																											$ 1.15	$ 0.61
Stock Issued During Period Price Per Share Secured Debt Offering																													$ 0.61
Services - rendered, valuation				4,554,615
Services - rendered - officers (bonus), valuation				5,300,000
Services - prepaid stock compensation (5), valuation				$ 2,734,548
Total, range of value per share					$ 0.0324	$ 1.15		$ 0.0035	$ 0.00